Cover Page	6 Months Ended
Jun. 30, 2022
Cover [Abstract]
Document Type	6-K
Entity Registrant Name	ERYTECH Pharma S.A.
Amendment Flag	false
Document Period End Date	Jun. 30, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	Q2
Entity Central Index Key	0001624422
Current Fiscal Year End Date	--12-31